Commitments and Contingencies: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimal lease and rental commitments
2013	$ 200,122
2014	197,104
2015	179,461
2016	153,996
2017	153,996
Total	$ 884,679